STOCK-BASED COMPENSATION (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate of return	1.41%	1.53%
Expected life in years		4 years 9 months
Volatility		92.00%
Forfeiture rate	2.60%	2.60%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 6 months		4 years 9 months	4 years
Volatility	87.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	7 years		7 years	5 years
Volatility	95.00%